Provisions (Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)
Disclosure of other provisions [line items]
Balance as of January 1, 2024	$ 309
Provisions recorded during the year	60
Provisions reversed during the year	(6)
Payments during the year	(60)
Translation differences	(10)
Balance as of December 31, 2024	293
Site restoration and equipment dismantling [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2024	224	[1]
Provisions recorded during the year	54	[1]
Provisions reversed during the year	0	[1]
Payments during the year	(29)	[1]
Translation differences	(5)	[1]
Balance as of December 31, 2024	244	[1]
Legal claims [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2024	45
Provisions recorded during the year	1
Provisions reversed during the year	(1)
Payments during the year	(30)
Translation differences	(2)
Balance as of December 31, 2024	13
Other [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2024	40
Provisions recorded during the year	5
Provisions reversed during the year	(5)
Payments during the year	(1)
Translation differences	(3)
Balance as of December 31, 2024	$ 36

[1]	Main items under 'Site restoration and equipment dismantling'